SHAREBASED COMPENSATION (Details 2)	12 Months Ended
Jun. 27, 2020 $ / shares shares
Stock Options Exercisable	4,248,393
Stock Options Outstanding	8,618,204
Subordinate Voting Shares [Member]
Stock Options Exercisable	316,085
Stock Options Outstanding	316,085
Exercise Price | $ / shares	$ 3.26
Expiration Date	February 2029
Subordinate Voting Shares 23 [Member]
Stock Options Exercisable	231,630
Stock Options Outstanding	231,630
Exercise Price | $ / shares	$ 0.53
Expiration Date	January 2030
Subordinate Voting Shares 24 [Member]
Stock Options Exercisable
Stock Options Outstanding	289,119
Exercise Price | $ / shares	$ 0.47
Expiration Date	January 2030
Subordinate Voting Shares 25 [Member]
Stock Options Exercisable
Stock Options Outstanding	32,000
Exercise Price | $ / shares	$ 0.27
Expiration Date	February 2030
Subordinate Voting Shares 26 [Member]
Stock Options Exercisable	46,608
Stock Options Outstanding	46,608
Exercise Price | $ / shares	$ 0.11
Expiration Date	March 2030
Subordinate Voting Shares 27 [Member]
Stock Options Exercisable
Stock Options Outstanding	7,000
Exercise Price | $ / shares	$ 0.38
Expiration Date	March 2030
Subordinate Voting Shares 28 [Member]
Stock Options Exercisable	199,290
Stock Options Outstanding	199,290
Exercise Price | $ / shares	$ 0.18
Expiration Date	May 2030
Subordinate Voting Shares 22 [Member]
Stock Options Exercisable
Stock Options Outstanding	161,395
Exercise Price | $ / shares	$ 0.53
Expiration Date	January 2030
Subordinate Voting Shares 9 [Member]
Stock Options Exercisable
Stock Options Outstanding
Exercise Price | $ / shares	$ 2.64
Expiration Date	None
Subordinate Voting Shares 10 [Member]
Stock Options Exercisable	207,842
Stock Options Outstanding	207,842
Exercise Price | $ / shares	$ 3.36
Expiration Date	February 2029
Subordinate Voting Shares 11 [Member]
Stock Options Exercisable	132,262
Stock Options Outstanding	238,064
Exercise Price | $ / shares	$ 3.06
Expiration Date	April 2029
Subordinate Voting Shares 12 [Member]
Stock Options Exercisable	71,847
Stock Options Outstanding	225,106
Exercise Price | $ / shares	$ 2.79
Expiration Date	April 2029
Subordinate Voting Shares 13 [Member]
Stock Options Exercisable	14,014
Stock Options Outstanding	35,895
Exercise Price | $ / shares	$ 2.36
Expiration Date	May 2029
Subordinate Voting Shares 14 [Member]
Stock Options Exercisable	16,291
Stock Options Outstanding	63,250
Exercise Price | $ / shares	$ 2.66
Expiration Date	June 2029
Subordinate Voting Shares 15 [Member]
Stock Options Exercisable	724,645
Stock Options Outstanding	724,645
Exercise Price | $ / shares	$ 2.17
Expiration Date	June 2029
Subordinate Voting Shares 16 [Member]
Stock Options Exercisable
Stock Options Outstanding	578,623
Exercise Price | $ / shares	$ 2.02
Expiration Date	June 2029
Subordinate Voting Shares 17 [Member]
Stock Options Exercisable
Stock Options Outstanding	467,660
Exercise Price | $ / shares	$ 1.99
Expiration Date	August 2029
Subordinate Voting Shares 18 [Member]
Stock Options Exercisable
Stock Options Outstanding	269,655
Exercise Price | $ / shares	$ 1.55
Expiration Date	September 2029
Subordinate Voting Shares 19 [Member]
Stock Options Exercisable
Stock Options Outstanding	645,705
Exercise Price | $ / shares	$ 2.02
Expiration Date	None
Subordinate Voting Shares 20 [Member]
Stock Options Exercisable
Stock Options Outstanding	144,260
Exercise Price | $ / shares	$ 1.38
Expiration Date	October 2029
Subordinate Voting Shares 21 [Member]
Stock Options Exercisable
Stock Options Outstanding	249,908
Exercise Price | $ / shares	$ 0.44
Expiration Date	December 2029
Subordinate Voting Shares 8 [Member]
Stock Options Exercisable	298,046
Stock Options Outstanding	394,980
Exercise Price | $ / shares	$ 3.42
Expiration Date	January 2029
Subordinate Voting Shares 7 [Member]
Stock Options Exercisable	251,968
Stock Options Outstanding	466,075
Exercise Price | $ / shares	$ 5.71
Expiration Date	October 2028
Subordinate Voting Shares 6 [Member]
Stock Options Exercisable	16,041
Stock Options Outstanding	35,000
Exercise Price | $ / shares	$ 4.03
Expiration Date	October 2028
Subordinate Voting Shares 5 [Member]
Stock Options Exercisable
Stock Options Outstanding	376,746
Exercise Price | $ / shares	$ 4.05
Expiration Date	August 2028
Subordinate Voting Shares 4 [Member]
Stock Options Exercisable	61,950
Stock Options Outstanding	61,950
Exercise Price | $ / shares	$ 4.05
Expiration Date	August 2028
Subordinate Voting Shares 2 [Member]
Stock Options Exercisable	200,000
Stock Options Outstanding	200,000
Exercise Price | $ / shares	$ 3.84
Expiration Date	July 2023
Subordinate Voting Shares 3 [Member]
Stock Options Exercisable	1,426,900
Stock Options Outstanding	1,916,739
Exercise Price | $ / shares	$ 4.03
Expiration Date	May 2028
Subordinate Voting Shares 1 [Member]
Stock Options Exercisable	32,974
Stock Options Outstanding	32,974
Exercise Price | $ / shares	$ 3.41
Expiration Date	August 2021